CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	HZO, Inc. and Subsidiaries Convertible Preferred Stock Series 2 Preferred Stock	HZO, Inc. and Subsidiaries Convertible Preferred Stock Series 2-A Preferred Stock	HZO, Inc. and Subsidiaries Convertible Preferred Stock Series 2-B Preferred Stock	HZO, Inc. and Subsidiaries Convertible Preferred Stock Series 2-C Preferred Stock	HZO, Inc. and Subsidiaries Convertible Preferred Stock	HZO, Inc. and Subsidiaries Common Stock	HZO, Inc. and Subsidiaries Additional Paid-In Capital Series 2 Preferred Stock	HZO, Inc. and Subsidiaries Additional Paid-In Capital Series 2-A Preferred Stock	HZO, Inc. and Subsidiaries Additional Paid-In Capital Series 2-B Preferred Stock	HZO, Inc. and Subsidiaries Additional Paid-In Capital Series 2-C Preferred Stock	HZO, Inc. and Subsidiaries Additional Paid-In Capital	HZO, Inc. and Subsidiaries Accumulated Deficit	HZO, Inc. and Subsidiaries Accumulated Other Comprehensive Income (Loss)	HZO, Inc. and Subsidiaries Series 2 Preferred Stock	HZO, Inc. and Subsidiaries Series 2-A Preferred Stock	HZO, Inc. and Subsidiaries Series 2-B Preferred Stock	HZO, Inc. and Subsidiaries Series 2-C Preferred Stock	HZO, Inc. and Subsidiaries	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2023					$ 4,119,991	$ 56,439					$ 297,295,560	$ (270,210,561)	$ 2,036,908					$ 33,298,337
Balance as at the beginning (in shares) at Dec. 31, 2023					4,119,991,396	56,438,694
Increase (decrease) in shareholders' equity
Stock-based compensation											33,228							33,228
Foreign currency translation adjustment													690,540					690,540
Net loss												(22,091,427)						(22,091,427)
Balance at Dec. 31, 2024					$ 4,119,991	$ 56,439					297,328,788	(292,301,988)	2,727,448					11,930,678
Balance at the end (in shares) at Dec. 31, 2024					4,119,991,396	56,438,694
Balance at Dec. 31, 2024					$ 4,119,991	$ 56,439					297,328,788	(292,301,988)	2,727,448					11,930,678
Balance at the end (in shares) at Dec. 31, 2024					4,119,991,396	56,438,694
Increase (decrease) in shareholders' equity
Issuance of preferred stock	$ 10,932,485	$ 724,638					$ (3,508,968)	$ (224,638)						$ 7,423,517	$ 500,000
Stock Issued During Period, Shares, New Issues	10,932,485,432	724,637,681
Issuance of preferred stock upon conversion of subordinated convertible promissory notes			$ 6,027,708	$ 4,059,267					$ (2,252,281)	$ 718,255						$ 3,775,427	$ 4,777,522
Issuance of preferred stock upon conversion of subordinated convertible promissory notes (in shares)			6,027,707,347	4,059,267,542
Stock-based compensation											2,315							2,315
Foreign currency translation adjustment													(110,026)					(110,026)
Net loss												(6,376,713)						(6,376,713)
Balance at Mar. 31, 2025					$ 25,864,089	$ 56,439					292,063,471	(298,678,701)	2,617,422					21,922,720
Balance at the end (in shares) at Mar. 31, 2025					25,864,089,398	56,438,694
Balance at Dec. 31, 2024					$ 4,119,991	$ 56,439					297,328,788	(292,301,988)	2,727,448					11,930,678
Balance as at the beginning (in shares) at Dec. 31, 2024					4,119,991,396	56,438,694
Increase (decrease) in shareholders' equity
Issuance of preferred stock	$ 10,932,485	$ 3,026,641					$ (3,511,121)	$ (1,077,984)						$ 7,421,364	$ 1,948,657
Stock Issued During Period, Shares, New Issues	10,932,485,432	3,026,640,546
Issuance of preferred stock upon conversion of subordinated convertible promissory notes			$ 6,027,708	$ 4,059,267					$ (2,252,281)	$ 718,255						$ 3,775,427	$ 4,777,522
Issuance of preferred stock upon conversion of subordinated convertible promissory notes (in shares)			6,027,707,347	4,059,267,542
Repurchase of equity securities					$ (151,528)	$ (11,614)					163,136							(6)
Repurchase of equity securities (in shares)					(151,528,243)	(11,613,741)
Stock-based compensation											4,625							4,625
Foreign currency translation adjustment													(1,317,000)					(1,317,000)
Net loss												(15,628,206)						(15,628,206)
Balance at Dec. 31, 2025					$ 28,014,564	$ 44,825					291,373,418	(307,930,194)	1,410,448					12,913,061		$ 10	$ (659)	$ (659)
Balance at the end (in shares) at Dec. 31, 2025					28,014,564,020	44,824,953
Balance at Dec. 03, 2025																			$ 0	0	0	0
Increase (decrease) in shareholders' equity
Issuance of preferred stock																				10
Stock Issued During Period, Shares, New Issues																			100
Net loss																					(659)	(659)
Balance at Dec. 31, 2025					$ 28,014,564	$ 44,825					291,373,418	(307,930,194)	1,410,448					12,913,061		10	(659)	(659)
Balance at the end (in shares) at Dec. 31, 2025					28,014,564,020	44,824,953
Increase (decrease) in shareholders' equity
Stock-based compensation											514							514
Foreign currency translation adjustment													(212,604)					(212,604)
Net loss												(25,338,282)						(25,338,282)			(37,269)	(37,269)
Balance at Mar. 31, 2026					$ 28,014,564	$ 44,825					$ 291,373,932	$ (333,268,476)	$ 1,197,844					$ (12,637,311)		$ 10	$ (37,928)	$ (37,928)
Balance at the end (in shares) at Mar. 31, 2026					28,014,564,020	44,824,953